Shareholder Report, Holdings (Details) - C000084913	May 31, 2025
67103H107 | O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.30%
75524B104 | RBC Bearings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.20%
031100100 | AMETEK, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
278865100 | Ecolab, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.30%
302130109 | Expeditors International of Washington, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.90%
303075105 | FactSet Research Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.50%
03662Q105 | ANSYS, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
592688105 | Mettler-Toledo International, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
45167R104 | IDEX Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.70%
22160N109 | CoStar Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Energy
Holdings [Line Items]
Percent of Total Investments	1.20%
Materials
Holdings [Line Items]
Percent of Total Investments	6.30%
Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.00%
Financials
Holdings [Line Items]
Percent of Total Investments	8.00%
Health Care
Holdings [Line Items]
Percent of Total Investments	10.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.70%
Technology
Holdings [Line Items]
Percent of Total Investments	25.70%
Industrials
Holdings [Line Items]
Percent of Total Investments	26.50%
Industrials031100100
Holdings [Line Items]
Percent of Total Investments	96.50%
Health Care78464A870
Holdings [Line Items]
Percent of Total Investments	1.60%
Cash & Equivalent316175108
Holdings [Line Items]
Percent of Total Investments	1.90%